Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2021
Cash flow statement supplementary information
Cash flow statement supplementary information
27 Cash flow statement supplementary information
	1 January 2021	Financing cash flows			Non-cash movements					Operating cash flows	31 December 2021
€ millions		Proceeds	Transaction costs	Repayments	Equity component of convertible bond	Additions of leases	Arising on acquisitions	Interest expense	Other changes	Interest repayment
Convertible bonds	483	1,109	(15)	-	(139)	-	-	48	-	(11)	1,475
Lease liability	87	-	-	(42)	-	217	102	5	6	-	375
Senior notes	-	-	-	-	-	-	447	12	31	(24)	466
Bank Loan	-	300	-	-	-	-	-	-	-	-	300
Total	570										2,616

	1 January 2020	Financing cash flows			Non-cash movements					Operating cash flows	31 December 2020
€ millions		Proceeds	Transaction costs	Repayments	Equity component of convertible bond	Additions of leases	Arising on acquisitions	Interest expense	Other changes	Interest repayment
Convertible bonds	229	300	(6)	-	(51)	-	-	19	-	(8)	483
Lease liability	27	-	-	(12)	-	12	64	2	(6)	-	87
Revolving credit facility	15	134	-	(493)	-	-	344	-	-	-	-
Total	271										570

	1 January 2019	Financing cash flows			Non-cash movements					Operating cash flows	31 December 2019
€ millions		Proceeds	Transaction costs	Repayments	Equity component of convertible bond	Additions of leases	Arising on acquisitions	Interest expense	Other changes	Interest repayment
Convertible bonds	-	250	(6)	-	(23)	-	-	11	-	(3)	229
Lease liability	15	-	-	(8)	-	9	9	1	1	-	27
Revolving credit facility	-	15	-	-	-	-	-	-	-	-	15
Bridge facility	150	-	-	(150)	-	-	-	-	-	-	-
Total	165										271

The cash flows from convertible bonds and the bank loan make up the net amount of proceeds from borrowings and repayments of borrowings in the cash flow statement.

Other changes of lease liabilities include lease disposals, lease modifications and foreign exchange movements.

Other non-cash adjustments, in the operating cashflows, include movements in Provisions and Other non-current assets.

Please refer to Note 22 for additional information regarding the senior notes and the bank loan.